Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share
Weighted average number of shares used for the calculation of the basic earnings per share	3,601,140,133	3,601,140,133	3,601,140,133
Potential share to be issued for ILT incentive plan	1,691,413
Weighted average number of shares used for the calculation of the diluted earnings per share	3,602,831,546	3,601,140,133	3,601,140,133
Eni's net profit	€ 3,374	€ (1,464)	€ (8,778)
Basic earning (loss) per share	€ 0.94	€ (0.41)	€ (2.44)
Diluted earning (loss) per share	€ 0.94	€ (0.41)	€ (2.44)
Eni's net profit - Continuing operations	€ 3,374	€ (1,051)	€ (7,952)
Basic earning (loss) per share	€ 0.94	€ (0.29)	€ (2.21)
Diluted earning (loss) per share	€ 0.94	€ (0.29)	€ (2.21)
Eni's net profit - Discontinued operations		€ (413)	€ (826)
Basic earning (loss) per share		€ (0.12)	€ (0.23)
Diluted earning (loss) per share		€ (0.12)	€ (0.23)